Construction in Progress	12 Months Ended
Dec. 31, 2018
Construction In Progress [Abstract]
CONSTRUCTION IN PROGRESS
8.	CONSTRUCTION IN PROGRESS
Construction in progress as of December 31, 2018 represented equipment pending installation.